Share-based Payment - Schedule of Warrant Activity (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. dollars [member]
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 98.10	€ 113.60	€ 124.62